LONG TERM DEBT	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
NOTE 12:-	LONG TERM DEBT

	Linkage	Interest	December 31,
	basis	rate	2015	2016
		%
Loan from banks and other	NIS	1.6-5	$787	$31,714	(1)
Dividend payable to redeemable
non-controlling interest	NIS		2,294	2,341
Other long term debt			176	159

			$3,257	$34,214
Current maturities	NIS	2.6		(4,458)

			3,257	29,756

(1)
On November 2016, the Company obtained a loan in the amount of $ 31,356 linked to the New Israel shekel from an Israeli financial institution. The principal amount of the loan is payable in seven equal annual installments with the final payment due on November 2, 2023 and bears a fixed interest rate of 2.60% per annum, payable in two semi-annual payments.

Under the terms of the loan with the Israeli financial institution, the Company has undertaken to maintain the following financial covenants, as they will be expressed in its financial statements, as described:
a.	The Company’s equity shall not be lower than $ 100,000 at all times.
b.	The Company’s cash and cash equivalent and marketable securities available for sales shall not be less than $10,000.
c.	The ratio of the Company’s total financial debts to total assets will not exceed 50%.
d.	The ratio of the Company’s total financial debts less cash, short-term deposits and short-term marketable securities to the annual EBITDA will not exceed 3.25 to 1.
e.	The Company shall not create any pledge on all of its property and assets in favor of any third party without the financial institution’s consent.

As of December 31, 2016, the Company was in compliance with the financial covenants.